Annual Total Returns [BarChart] - Voya Balanced Income Portfolio - Class ADV	May 01, 2021
Bar Chart Table:
2011	2.06%
2012	12.33%
2013	14.14%
2014	4.69%
2015	(6.72%)
2016	15.26%
2017	10.03%
2018	(5.39%)
2019	17.93%
2020	2.80%